MFA 2021-NQM1 ABS-15G

Exhibit 99-14

Client:	Citadel DD
Report Pulled:	3/19/2021 12:33:11 PM
Loan Count:	156
Fields Reviewed	Discrepancy Count	Percentage
First Payment Due Date	17	10.90%
Lifetime Minimum Rate (Floor)	2	1.28%
Loan Purpose	3	1.92%
Maturity Date	17	10.90%
Original CLTV	5	3.21%
Original FICO Score	2	1.28%
Original Interest Rate	1	0.64%
Original LTV	4	2.56%
Origination/Note Date	80	51.28%
Originator Back-End DTI	5	3.21%
Property Type	14	8.97%
Subject Street Address	1	0.64%
The Original Principal and Interest Payment Amount	2	1.28%
Total Discrepancies:	153